Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2020
Document Effective Date	Dec. 31, 2020
Prospectus Date	Dec. 31, 2020
BNY Mellon Dynamic Value Fund | Class Y
Prospectus:
Trading Symbol	DRGYX
BNY Mellon Dynamic Value Fund | Class I
Prospectus:
Trading Symbol	DRGVX
BNY Mellon Dynamic Value Fund | Class C
Prospectus:
Trading Symbol	DCGVX
BNY Mellon Dynamic Value Fund | Class A
Prospectus:
Trading Symbol	DAGVX
BNY Mellon Opportunistic Midcap Value Fund | Class Y
Prospectus:
Trading Symbol	DMCYX
BNY Mellon Opportunistic Midcap Value Fund | Class I
Prospectus:
Trading Symbol	DVLIX
BNY Mellon Opportunistic Midcap Value Fund | Class C
Prospectus:
Trading Symbol	DVLCX
BNY Mellon Opportunistic Midcap Value Fund | Class A
Prospectus:
Trading Symbol	DMCVX
BNY Mellon Opportunistic Small Cap Fund | Class I
Prospectus:
Trading Symbol	DOPIX
BNY Mellon Opportunistic Small Cap Fund | Class Y
Prospectus:
Trading Symbol	DSCYX
BNY Mellon Opportunistic Small Cap Fund | Investor Shares
Prospectus:
Trading Symbol	DSCVX
BNY Mellon Structured Midcap Fund | Class Y
Prospectus:
Trading Symbol	DPSYX
BNY Mellon Structured Midcap Fund | Class I
Prospectus:
Trading Symbol	DPSRX
BNY Mellon Structured Midcap Fund | Class C
Prospectus:
Trading Symbol	DPSCX
BNY Mellon Structured Midcap Fund | Class A
Prospectus:
Trading Symbol	DPSAX
BNY Mellon Technology Growth Fund | Class Y
Prospectus:
Trading Symbol	DTEYX
BNY Mellon Technology Growth Fund | Class I
Prospectus:
Trading Symbol	DGVRX
BNY Mellon Technology Growth Fund | Class C
Prospectus:
Trading Symbol	DTGCX
BNY Mellon Technology Growth Fund | Class A
Prospectus:
Trading Symbol	DTGRX